Filed by: Morgan Stanley ETF Trust
Pursuant to Rule 425 under the Securities Act of 1933 and
deemed filed under Rule 14a-12(b) under the Securities Exchange Act of 1934.
Subject Company: Morgan Stanley Institutional Fund Trust
SEC File No. 811-03980 and 2-89729

Summary Prospectus, Prospectus and Statement of Additional Information Supplement

December 18, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated December 18, 2023 to the Morgan Stanley Institutional Fund Trust Summary Prospectus, Prospectus and Statement of Additional Information dated January 27, 2023, as amended

Short Duration Income Portfolio (the "Acquired Fund")

At a meeting held on December 5-6, 2023, the Board of Trustees (the "Board") of the Morgan Stanley Institutional Fund Trust unanimously approved the reorganization of the Acquired Fund into an exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management Inc. ("MSIM"), which is also the investment adviser to the Acquired Fund. The Board, which is comprised solely of Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (defined below) is in the best interests of the Acquired Fund and the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Short Duration Income ETF (the "Acquiring Fund" and together with the Acquired Fund, the "Funds"), a series of Morgan Stanley ETF Trust (the "Acquiring Fund Trust") (the "Reorganization").

If approved by shareholders of the Acquired Fund ("Acquired Fund Shareholders"), the Reorganization would be accomplished in accordance with an Agreement and Plan of Reorganization. Subject to shareholder approval, the Reorganization is anticipated to occur (after the close of trading) on or about June 14, 2024 (the "Closing Date"). This supplement is not a solicitation of proxy.

Acquired Fund Shareholders of record on January 8, 2024 will receive a combined Proxy Statement and Prospectus that contains important information about the Reorganization and the Acquiring Fund, including information regarding the Acquiring Fund's investment strategies and risks, fees and expenses.

If Acquired Fund Shareholders approve the Reorganization, and certain other closing conditions are satisfied or waived, Acquired Fund Shareholders who own shares of the Acquired Fund ("Acquired Fund Shares") through a brokerage account that can accept shares of an ETF will become shareholders of the Acquiring Fund (which will operate as an ETF) receiving shares of the Acquiring Fund ("Acquiring Fund Shares") with an aggregate value equal to the aggregate net asset value ("NAV") of their Acquired Fund Shares held immediately prior to the Reorganization, except with respect to cash received in lieu of fractional Acquiring Fund Shares, which cash payment may be taxable.

The Acquiring Fund is a newly-created series of the Acquiring Fund Trust and will not commence operations until the consummation of the Reorganization. The Acquired Fund and the Acquiring Fund have identical investment objectives and similar principal investment strategies, except that the Acquiring Fund may invest up to 25% of its net assets in below-investment grade, high-yield debt instruments (commonly known as "high yield securities" or "junk bonds") whereas the Acquired Fund invests substantially all of its assets in investment grade fixed-income securities. There are several other important differences between the Acquired Fund and the Acquiring Fund, including with respect to their principal investment strategies and principal risks, as will be described in the combined Proxy Statement and Prospectus. In addition, the Acquired Fund and the Acquiring Fund have substantially similar fundamental investment policies.

MSIM believes that the Reorganization will provide multiple benefits for Acquired Fund Shareholders, including anticipated lower net expenses as well as additional trading flexibility, increased transparency and the potential for enhanced tax efficiency. However, given that the Acquiring Fund will effect some or all of its creations and redemptions in cash rather than in-kind, a shareholder will not benefit from the greater tax efficiency of the ETF structure to the same extent as a shareholder of an ETF that effects all of its creations and redemptions in-kind.

The Reorganization is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Acquired Fund Shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes as a result of the Reorganization (except with respect to cash received or with respect to investors whose shares are redeemed prior to the Reorganization, as explained elsewhere in this Supplement).

In addition, to fund redemption transactions prior to and in connection with the Reorganization, the Acquired Fund may have to sell securities. These transactions may also result in net realized capital gains to the Acquired Fund, which may result in taxable distributions to shareholders either (i) by the Acquired Fund prior to the Reorganization or (ii) by the Acquiring Fund after the Reorganization.

Importantly, in order to receive Acquiring Fund Shares as part of the Reorganization, Acquired Fund Shareholders must hold their Acquired Fund Shares through a brokerage account that can accept shares of an ETF (i.e., the Acquiring Fund). If Acquired Fund Shareholders do not hold their Acquired Fund Shares through that type of brokerage account, they will not receive Acquiring Fund Shares as part of the Reorganization. For Acquired Fund Shareholders that do not currently hold their Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares, please see the Q&A that follows for additional actions that such Acquired Fund Shareholders must take to receive Acquiring Fund Shares as part of the Reorganization. Other than the approval by the requisite vote of Acquired Fund Shareholders, no further action is required for Acquired Fund Shareholders that hold Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares.

If (and only if) the Reorganization is approved by Acquired Fund Shareholders, it is expected that effective on or about the first business day of the month following shareholder approval of the Reorganization (the "Effective Date"), the following fees will be waived: (i) the sales charge on purchases of Class A shares of the Acquired Fund; (ii) the contingent deferred sales charge ("CDSC") on Class A and Class C shares of the Acquired Fund; (iii) the 12b-1 fees for any applicable share class of the Acquired Fund; and (iv) any finder's fee payments applicable to any class of shares of the Acquired Fund. Also, effective on the Effective Date, any current Letter of Intent under which Class A shares of the Acquired Fund were purchased would be considered completed. In addition, it is currently expected that if (and only if) the Reorganization is approved by Acquired Fund Shareholders, effective on the Effective Date, the Acquired Fund will be closed to new investors.

The Summary Prospectus, Prospectus and Statement of Additional Information will be amended accordingly.

IMPORTANT NOTICE ABOUT YOUR FUND ACCOUNT
QUESTIONS AND ANSWERS

The following is a brief Q&A that provides information to help you to determine if you need to take action with respect to your shareholder account prior to the Reorganization in order to receive Acquiring Fund Shares.

Q. How will the Reorganization affect me as a shareholder?

A. If the Reorganization is consummated, you will cease to be a shareholder of the Acquired Fund. In order to receive Acquiring Fund Shares as part of the Reorganization, you must hold your Acquired Fund Shares through a brokerage account that can accept shares of an ETF on the Closing Date of the Reorganization. If you hold your Acquired Fund Shares through a brokerage account that can accept shares of an ETF on the Closing Date of the Reorganization, you will automatically become a shareholder of the Acquiring Fund. As described in more detail above, upon completion of the Reorganization, you will (subject to certain exceptions)

receive Acquiring Fund Shares and, in some cases, cash that, combined with the Acquiring Fund Shares, equal in value to the aggregate NAV of your Acquired Fund Shares on the Closing Date of the Reorganization. Acquiring Fund Shares will not be issued in fractional shares. As a result, cash will be paid to Acquired Fund Shareholders in lieu of fractional Acquiring Fund Shares, which may be taxable. Following the Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund Shares in the secondary market that shareholders do not experience as shareholders of the Acquired Fund. In addition, the market price of ETF shares, like the price of any exchange-traded security, includes a "bid-ask spread" charged by the market makers or other participants that trade the particular security.

As discussed below, if the Reorganization is approved by Acquired Fund Shareholders and you desire to hold Acquiring Fund Shares, it is important for you to determine that you hold your Acquired Fund Shares in the type of account that can accommodate the receipt of the ETF shares that will be received in the Reorganization or, if you do not own Acquired Fund Shares through such an account, that you take necessary actions to be able to receive Acquiring Fund Shares.

Q. What will happen if I do not have a brokerage account that can accept Acquiring Fund Shares at the time of the Reorganization?

A. If you do not have a brokerage account that can accept Acquiring Fund Shares at the time of the Reorganization, you will not receive Acquiring Fund Shares in connection with the Reorganization. Instead, depending on the type of account through which you hold your Acquired Fund Shares, you will either receive cash or R Shares of Morgan Stanley U.S. Government Money Market Trust equal in value to the aggregate NAV of your Acquired Fund Shares on the Closing Date of the Reorganization (except as discussed below with respect to non-accommodating retirement accounts). In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses. In addition, the liquidation or transfer of your investment may be subject to tax. More detail is provided below with respect to the types of accounts that cannot hold Acquiring Fund Shares and what will happen if you own your investment in the Acquired Fund through such accounts.

•  Non-Accommodating Brokerage Accounts: If you hold Acquired Fund Shares in a brokerage account with a financial intermediary that only allows the client to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Reorganization, you will not receive Acquiring Fund Shares as part of the Reorganization. Instead, your investment will be liquidated, and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares on the Closing Date of the Reorganization.

•  Non-Accommodating Retirement Accounts: If you hold Acquired Fund Shares through an individual retirement account ("IRA") or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Acquired Fund to a different investment option prior to the Reorganization.

•  Fund Direct Accounts: If you hold Acquired Fund Shares in an account directly with the Acquired Fund at its transfer agent, SS&C Global Investor and Distribution Solutions, Inc. ("SS&C GIDS") (a "fund direct account"), you should transfer your Acquired Fund Shares to a brokerage account that can accept the Acquiring Fund Shares prior to the Reorganization. If such a change is not made before the Reorganization, you will not receive Acquiring Fund Shares as part of the Reorganization. Instead, your investment will be liquidated, and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares on the Closing Date of the Reorganization.

•  Fund Direct IRA: If you hold Acquired Fund Shares through an IRA directly with the Acquired Fund at its transfer agent, SS&C GIDS, and do not take action to transfer the investment in the Acquired Fund to a different investment option prior to the Reorganization, your Acquired Fund Shares will be exchanged for R Shares of Morgan Stanley U.S. Government Money Market Trust equal in value to the aggregate NAV of your Acquired Fund Shares on the Closing Date of the Reorganization unless you provide alternative direction prior to the final date to exchange shares of the Acquired Fund (on or about June 12, 2024).

It may take time for you to receive your cash. Please consult with your financial intermediary or tax advisor for more information on the impact that the Reorganization would have on you and your investments.

If you do not currently hold your Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares, please see the information below for additional actions that you must take to receive Acquiring Fund Shares as part of the Reorganization. Other than the approval by the requisite vote of Acquired Fund Shareholders, no other action on the part Acquired Fund Shareholders is required for shareholders that hold Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares.

If you are unsure about the ability of your account to accept Acquiring Fund Shares (i.e., ETF shares), please call 1-800-869-6397 or contact your financial advisor or other financial intermediary.

After the Reorganization, individual Acquiring Fund Shares may only be purchased and sold in the secondary market. Acquiring Fund Shares will be listed for trading on The Nasdaq Stock Market LLC. Acquiring Fund Shares may also be traded on other national securities exchanges, electronic crossing networks, and other alternative trading systems. Should you decide to purchase or sell Acquiring Fund Shares after the Reorganization, you will need to place a trade through a broker who will execute your trade in the secondary market at prevailing market prices. Because Acquiring Fund Shares will trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund's NAV per share. As with all transactions for ETFs, your broker may charge a commission for purchase and sale transactions. In addition, the market price of ETF shares, like the price of any exchange-traded security, includes a "bid-ask spread" charged by the market makers or other participants that trade the particular security.

Q. How do I transfer my Acquired Fund Shares from a fund direct account to a brokerage account that will accept Acquiring Fund Shares?

A. Transferring your shares from a fund direct account to a brokerage account that can accept Acquiring Fund Shares should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Acquired Fund into your brokerage account. Also, inform your broker that such an account will need to be set up to accept shares of an ETF, such as the Acquiring Fund. If you don't have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

It is suggested that you provide your broker with a copy of your quarterly account statement from the Acquired Fund. Your broker will require your account number with the Acquired Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q. How do I transfer my Acquired Fund Shares from a non-accommodating brokerage account to a brokerage account that will accept Acquiring Fund Shares?

A. The broker where you hold your Acquired Fund Shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker to make the necessary changes to your account. The sooner you initiate making these changes, the better.

Q. What if I do not want to own Acquiring Fund Shares?

A. If the Reorganization is approved by Acquired Fund Shareholders and you do not want to receive Acquiring Fund Shares in connection with the Reorganization, you can exchange your Acquired Fund Shares for shares of another Morgan Stanley mutual fund that is not participating in the Reorganization or redeem your Acquired Fund Shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Redemption of your Acquired Fund Shares will be a taxable event if you hold your shares in a taxable account. The last date to redeem your Acquired Fund Shares or exchange them into another Morgan Stanley mutual fund prior to the Reorganization is the second business day immediately preceding the Closing Date (and the closing date is anticipated to occur on or about June 14, 2024).

*****

In connection with the Reorganization discussed herein, a combined Proxy Statement and Prospectus will be included in a registration statement on Form N-14 that will be filed with the Securities and Exchange Commission (the "SEC"). After the registration statement is filed with the SEC, it may be amended or withdrawn and the combined Proxy Statement and Prospectus will not be distributed to Acquired Fund Shareholders until the registration statement is effective. Investors are urged to read carefully the materials and any other relevant documents when they become available because they will contain important information about the Reorganization and Acquiring Fund. After they are filed, free copies of the materials will be available on the SEC's web site at www.sec.gov. You may also request a free copy of the materials without charge by writing to the Funds at 1585 Broadway, New York, New York 10036, or by calling toll-free 1 (800) 869-6397.

This communication is not a solicitation of proxy. This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933, as amended.

Investors should consider the investment objectives, risks, fees and expenses of the Funds carefully.

All investments involve risk, including the possible loss of principal. There is no guarantee that the investment objective of a Fund will be achieved. Past performance is no guarantee of future results.

Unlike mutual funds, ETFs may trade at a premium or discount to their NAV per share. Because ETF shares are traded in the secondary market, a broker may charge a commission to execute a transaction in the shares, and an investor may incur the cost of the spread between the price at which a dealer will buy shares and the price at which a dealer will sell shares.

Morgan Stanley Distribution, Inc., 1585 Broadway, New York, NY 10036, is the distributor of Acquired Fund Shares.

Foreside Fund Services, LLC, 3 Canal Plaza Suite 100, Portland, ME 04101, is the distributor of Acquiring Fund Shares.

Please retain this supplement for future reference.

  IFSDISUMPROPSAISPT 12/23